DAC AND OTHER DEFERRED ASSETS/LIABILITIES - DAC Credits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GMxB Core
Deferred Policy Acquisition Cost [Line Items]
Balance, beginning of year	$ 0	$ 0
Capitalization	1	0
Amortization	0	0
Balance, End of Year	1	0
VUL
Changes in unearned revenue liability
Balance, beginning of the period	118	85
Capitalization	(49)	(40)
Amortization	8	7
Balance, end of the period	159	118
IUL
Changes in unearned revenue liability
Balance, beginning of the period	94	24
Capitalization	(71)	(74)
Amortization	8	4
Balance, end of the period	$ 157	$ 94